Non-interest income (Details) - GBP (£) £ in Millions		1 Months Ended	12 Months Ended
		Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net fees and commissions			£ 2,330	£ 2,292	£ 2,120	[1]
Trading income
Foreign exchange			270	305	364	[1]
Interest rate			595	752	(130)	[1]
Credit			(72)	17	83	[1]
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
-debt securities in issue			(2)	42	6	[1]
Equity, commodities and other			3	17
Income from trading activities			794	1,133	323	[1],[2]
Gain/(loss) on redemption of own debt			3	(161)	(145)	[1]
Rental income on operating lease assets and investment property			234	230	225	[1]
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss			(150)	17	(8)	[1]
Changes in fair value of other financial assets at fair value through profit or loss			50	(45)	5	[1]
Hedge ineffectiveness			52	(20)	25	[1]
Loss on disposal of amortised cost assets and liabilities			(5)	(15)	(15)	[1]
(Loss)/profit on disposal of fair value through other comprehensive income assets			(43)	(168)	117	[1]
Loss on sale of property, plant and equipment			(21)	(5)	(30)	[1]
Share of loss/(profit) of associates			(9)	(30)	216	[1]
Profit on disposal of subsidiaries and associates	[1]				48
Foreign exchange recycling gains/(losses)			484	5	(10)	[1]
Other income			(16)	81	23	[1]
Other operating income			579	(111)	451	[1],[2]
Non-interest income			£ 3,703	3,314	£ 2,894	[1],[2]
Derivatives notional (£bn)				13,925,000
Profit from insurance liabilities				£ 92
Foreign exchange reserve | UBIDAC
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Recycled to profit or loss on disposal of businesses		£ (460)

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.